9. Pro Forma Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended		9 Months Ended				12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Dec. 31, 2014	Mar. 31, 2015
Revenue	$ 79,670	$ 9,630	$ 250,659	$ 17,848	$ 11,638	$ 20,150	$ 20,150
Cost of revenue	13,232	2,025	31,326	6,075	5,750	9,000	10,700
Gross profit (loss)	66,438	7,605	219,333	11,773	5,888	11,150	9,450
Operation Expenses:
Compensation - officers	30,000	0	90,000	0	0	9,000	9,000
General and administrative	62,276	16,050	212,969	45,517	43,775	38,920	40,506
Professional fees	25,996	28,370	95,468	71,153	69,203	12,000	44,285
Research & development	53,255	0	136,237		0
Total operating expenses	171,527	44,420	534,674	116,670	112,978	59,920	93,791
Loss from Operations	(105,089)	(36,815)	(315,341)	(104,897)	(107,090)	(48,770)	(84,341)
Other Income (Expense):
Interest expense, net				(3,918)		0	0
Total other (expense) income	5,933	(1,878)	7,605	(3,918)	6,649	0	0
Loss before income taxes	(99,156)	(38,693)	(307,736)	(108,815)	(100,441)	(48,770)	(84,341)
Income tax provision	800	800	1,600	800	800	0	0
Net Loss	$ (99,956)	(39,493)	$ (309,336)	$ (109,615)	(101,241)	$ (48,770)	$ (84,341)
Focus Universal, Inc. Historical [Member]
Revenue		9,630			11,638
Cost of revenue		2,025			5,750
Gross profit (loss)		7,605			5,888
Operation Expenses:
Compensation - officers		0			0
General and administrative		16,050			43,775
Professional fees		28,370			69,203
Research & development		0			0
Total operating expenses		44,420			112,978
Loss from Operations		(36,815)			(107,090)
Other Income (Expense):
Interest expense, net		0			(3,351)
Total other (expense) income		(1,878)			6,649
Loss before income taxes		(38,693)			(100,441)
Income tax provision		800			800
Net Loss		(39,493)			(101,241)
Perfecular, Inc. Historical [Member]
Revenue		138,973			296,964
Cost of revenue		64,027			93,781
Gross profit (loss)		74,946			203,183
Operation Expenses:
Compensation - officers		0			0
General and administrative		46,736			128,877
Professional fees		1,530			14,085
Research & development		74,023			307,872
Total operating expenses		122,289			450,834
Loss from Operations		(47,343)			(247,651)
Other Income (Expense):
Interest expense, net		0			(9,202)
Total other (expense) income		(622)			(9,202)
Loss before income taxes		(47,965)			(256,853)
Income tax provision		0			0
Net Loss		(47,965)			(256,853)
Pro Forma Adjustment [Member]
Revenue		0			0
Cost of revenue		0			0
Gross profit (loss)		0			0
Operation Expenses:
Compensation - officers		30,000			75,250
General and administrative		0			(10,000)
Professional fees		0			0
Research & development		(30,000)			(75,250)
Total operating expenses		0			(10,000)
Loss from Operations		0			10,000
Other Income (Expense):
Interest expense, net		0			0
Total other (expense) income		0			(10,000)
Loss before income taxes		0			0
Income tax provision		0			0
Net Loss		0			0
Pro Forma Consolidated [Member]
Revenue		148,603			308,602
Cost of revenue		66,052			99,531
Gross profit (loss)		82,551			209,071
Operation Expenses:
Compensation - officers		30,000			75,250
General and administrative		62,786			162,652
Professional fees		29,900			83,288
Research & development		44,023			232,622
Total operating expenses		166,709			553,812
Loss from Operations		(84,158)			(344,741)
Other Income (Expense):
Interest expense, net		0			(12,553)
Total other (expense) income		(2,500)			(12,553)
Loss before income taxes		(86,658)			(357,294)
Income tax provision		800			800
Net Loss		$ (87,458)			$ (358,094)